14. Investment Properties (Tables)	12 Months Ended
Dec. 31, 2018
Investment Properties Tables Abstract
Schedule of investment properties

Investment properties valuation at December 31, 2018, 2017 and 2016 are shown in the table below:

Cost or valuation	Investment Properties
Balance at January 1, 2016	$37,407,083
Additions	–
Disposals	–
Revaluation adjustment	(563,477)
Currency exchange rate adjustment	(1,057,553)
Balance at December 31, 2016	$35,786,053
Additions	–
Disposals	(5,893,888
Revaluation adjustment	(858,371)
Currency exchange rate adjustment	4,796,108
Balance at December 31, 2017	$33,829,902
Additions	–
Disposals	(2,484,462)
Revaluation adjustment	(98,522)
Currency exchange rate adjustment	(1,445,287)
Balance at December 31, 2018	$29,801,631

Schedule of details of the investment properties

Details of the investment properties is as follows:

Location, address	2018 Fair Value, Level 3	2017 Fair Value, Level 3	2016 Fair Value, Level 3
Milano, Corso Europa 22	$–	$–	$5,339,312
Buccinasco, Via Lucania 2-4-6	18,077,566	18,982,736	16,492,776
Buccinasco, Via Privata Mulino 24	1,065,408	1,130,068	981,336
Buccinasco, Via Lazio 95	1,558,015	3,907,149	3,703,752
Buccinasco, Via Bruno Buozzi 22	–	180,330	849,436
Buccinasco, Via Emilia 30	170,694	180,330	162,501
Rozzano, Milanofiori, Building A5	2,577,599	2,789,103	2,437,512
Rozzano, Milanofiori, Building N1	3,688,831	3,847,039	3,397,744
Rozzano, Milanofiori, Building Q5	1,082,591	1,154,112	1,018,268
Rozzano, Milanofiori, Building Q7	1,580,927	1,659,035	1,403,416
Total	$29,801,631	$33,829,902	$35,786,053

Schedule of unobservable inputs

The summary of the unobservable inputs used for the year ended December 31, 2018 are as follows:

Property	Fair Value	Valuation technique	Key unobservable inputs	Inputs used
Buccinasco, Via Lucania 2-4-6	18,077,566	DCF	ERV	$ 92 per sq meter
			Rental growth p.a.	0.75% to 1.5%
			Discount rate	8.60%
			Cap rate	7.45%

Buccinasco, Via Privata Mulino 24	1,065,408	DCF	ERV	$ 203 per sq meter
			Rental growth p.a.	0.75% to 1.5%
			Discount rate	7.40%
			Cap rate	6.90%

Buccinasco, Via Lazio 95	1,558,015	DCF	ERV	$ 76 per sq meter
			Rental growth p.a.	0.75% to 1.5%
			Discount rate	8.70%
			Cap rate	7.45%

Buccinasco, Via Emilia 30	170,694	DCF	ERV	$ 64 per sq meter, $ 458 per parking space
			Rental growth p.a.	0.75% to 1.5%
			Discount rate	8.80%
			Cap rate	7.45%

Rozzano, Milanofiori, Building A5	2,577,599	DCF	ERV	$ 145 per sq meter – offices, $158 per sq. meter – commercial area, $46 per sq. meter – cellars, $1,031 per parking space
			Rental growth p.a.	0.75% to 1.5%
			Discount rate	6.90%
			Cap rate	5.60%

Rozzano, Milanofiori, Building N1	3,688,831	DCF	ERV	$ 145 per sq meter
			Rental growth p.a.	0.75% to 1.5%
			Discount rate	6.90%
			Cap rate	5.60%

Rozzano, Milanofiori, Building Q5	1,082,591	DCF	ERV	$ 145 per sq meter, $ 1,031 per parking space
			Rental growth p.a.	0.75% to 1.5%
			Discount rate	6.90%
			Cap rate	5.60%

Rozzano, Milanofiori, Building Q7	1,580,927	DCF	ERV	$ 145 per sq meter, $ 1,306 per parking space
			Rental growth p.a.	0.75% to 1.5%
			Discount rate	6.90%
			Cap rate	5.60%

Total	$29,801,631

The summary of the unobservable inputs used for the year ended December 31, 2017 are as follows:

Property	Fair Value	Valuation technique	Key unobservable inputs	Inputs used
Buccinasco, Via Lucania 2-4-6	$18,982,736	DCF	ERV	$96 per sq. meter
			Rental growth p.a.	0.83% to 1.50%
			Discount rate	8.50%
			Cap rate	7.5%

Buccinasco, Via Privata Mulino 24	1,130,068	DCF	ERV	$213 per sq. meter
			Rental growth p.a.	0.83% to 1.50%
			Discount rate	7.30%
			Cap rate	6.9%

Buccinasco, Via Lazio 95	3,907,149	DCF	ERV	$82 per sq. meter – warehouse $117 per sq meter – office
			Rental growth p.a.	0.83% to 1.50%
			Discount rate	8.60%
			Cap rate	7.5%

Buccinasco, Via Bruno Buozzi 22	180,330	DCF	ERV	$117 per sq. meter
			Rental growth p.a.	0.83% to 1.50%
			Discount rate	6.80%
			Cap rate	5.6%

Buccinasco, Via Emilia 30	180,330	DCF	ERV	$69 per sq. meter, $481 per parking space
			Rental growth p.a.	0.83% to 1.50%
			Discount rate	8.70%
			Cap rate	7.6%

Rozzano, Milanofiori, Building A5	2,789,103	DCF	ERV	$153 per sq. meter – offices, $166 per sq. meter commercial area $48 per sq. meter – cellars, $1,082 per parking space
			Rental growth p.a.	0.83% to 1.50%
			Discount rate	6.80%
			Cap rate	5.6%

Rozzano, Milanofiori, Building N1	3,847,039	DCF	ERV	$84 - $153 per s. meter
			Rental growth p.a.	0.83% to 1.50%
			Discount rate	6.80%
			Cap rate	5.6%

Rozzano, Milanofiori, Building Q5	1,154,112	DCF	ERV	$153 per sq. meter, $1,082 per parking space
			Rental growth p.a.	0.83% to 1.50%
			Discount rate	6.80%
			Cap rate	5.6%

Rozzano, Milanofiori, Building Q7	1,659,035	DCF	ERV	$153 per sq. meter, $1,082 per parking space
			Rental growth p.a.	0.83% to 1.50%
			Discount rate	6.80%
			Cap rate	5.6%

Total	$33,829,902

The summary of the unobservable inputs used for the year ended December 31, 2016 are as follows:

Property	Fair Value	Valuation technique	Key unobservable inputs	Inputs used
Milano, Corso Europa 22	$5,339,312	DCF	ERV	$475 per sq. meter
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	4.96%
			Cap rate	4.3%

Buccinasco, Via Lucania 2-4-6	16,492,776	DCF	ERV	$88 per sq. meter
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	8.56%
			Cap rate	7.5%

Buccinasco, Via Privata Mulino 24	981,336	DCF	ERV	$185 per sq. meter
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	7.36%
			Cap rate	6.9%

Buccinasco, Via Lazio 95	3,703,752	DCF	ERV	$73 - $103 per sq. meter
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	8.66%
			Cap rate	7.5%

Buccinasco, Via Bruno Buozzi 22	849,436	DCF	ERV	$103 per sq. meter
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	6.86%
			Cap rate	5.6%
Buccinasco, Via Emilia 30	162,501	DCF	ERV	$61 per sq. meter, $422 per parking space
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	8.76%
			Cap rate	7.6%

Rozzano, Milanofiori, Building A5	2,437,512	DCF	ERV	$135 per sq. meter, $950 per parking space
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	6.86%
			Cap rate	5.6%

Rozzano, Milanofiori, Building N1	3,397,744	DCF	ERV	$74 - $135 per sq. meter
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	6.86%
			Cap rate	5.6%

Rozzano, Milanofiori, Building Q5	1,018,268	DCF	ERV	$135 per sq. meter, $950 per parking space
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	6.86%
			Cap rate	5.6%

Rozzano, Milanofiori, Building Q7	1,403,416	DCF	ERV	$135 per sq. meter, $950 per parking space
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	6.86%
			Cap rate	5.6%

Total	$35,786,053